Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis of preparation
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2019, 2018 and 2017 were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively "IFRS") and with International Financial Reporting Standards (IFRS) as adopted by the European Union ("EU-IFRS").

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed equity instruments and the convertible loan receivable which are both included in the other non-current assets, the share appreciation rights, and the written put option of Rapidfit which are measured at fair value.

The financial statements are prepared on a going concern basis considering the COVID-19 impact as disclosed in note27.

The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all "currency" values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments adopted by the Group

The Group has adopted the following new and revised standards and interpretations issued by the IASB and IFRIC that are relevant to its operations and effective for accounting periods beginning on January 1, 2019.

  IFRIC 23 Uncertainty over income tax treatments
  IFRS 16 Leases

Several other amendments and interpretations apply for the first time in 2019, but do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

The application of the above relevant new standards and interpretations are explained below.

IFRIC 23 Uncertainty over income tax treatments

Uncertainty over income tax treatments has been applied as from January 1, 2019. The adoption of this new interpretation did not have an impact.

IFRS 16 Leases

The Company has applied IFRS 16 as from January 1, 2019 by using the modified retrospective approach, not restating comparatives for the 2018 reporting period. The reclassifications and the adjustments arising from the new leasing standard are recognized in the opening balance sheet on January 1, 2019.

On the adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as "operating leases" under the IAS 17 Leasing standard. These leases were measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate as of January 1, 2019. The weighted average discount rate applied to the lease liabilities at January 1, 2019 was 2.99%.

The Company had leases classified as finance leases under IAS 17 for an amount of K€5,886 net book value for which the carrying amount has not been reassessed consistent with the transition requirements.

The table below shows the reconciliation of the IAS 17 operating lease commitments disclosed in the 2018 consolidated financial statements with the IFRS 16 lease liability at January 1, 2019:

As at January 1, 2019

(in 000€)
Non-cancellable operating lease commitments disclosed at December 31, 2018	5,442
Discounted using the company’s incremental borrowing rate	(268)
Add: finance lease liabilities recognized at December 31, 2018	6,809
(Less) short-term/low-value leases recognized on a straight-line basis as an expense	(88)
Add/(Less) adjustments related to different treatment extension and termination options	(101)
Lease liability recognized as at January 1, 2019	11,794

The right-of-use assets for all assets were measured at the amount equal to the lease liability and relate to the following assets:

(in 000€)	As at December 31, 2019	As at January 1, 2019
Buildings	3,843	3,255
Vehicles	882	849
Other materials	301	880
Total right-of-use assets	5,026	4,984
Total lease liabilities	5,026	4,984

The impact on the consolidated statement of profit and loss for the year ended December 31, 2019 and the basic and diluted loss per share is not significant. There was no impact on the retained earnings as per January 1, 2019.

In applying IFRS 16 at January 1, 2019, the company has used the following practical expedients permitted by the standard:

  The use of a single discount rate to a portfolio of leases with similar characteristics;
  The accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases;
  The accounting for operating leases with a low value (less or equal to $5,000) as low-value leases; and
  The use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The other new standards and interpretations effective as of January 1, 2019 did not have any impact on the statement of financial position and the statement of profit and loss.